Income taxes - Tax rates (Details)	12 Months Ended				36 Months Ended
	Dec. 31, 2019 USD ($) subsidiary	Dec. 31, 2019 CNY (¥) subsidiary	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
Income tax benefit (expense)	$ (13,373,358)	¥ (93,102,643)	¥ 209,921,188	¥ 138,248,227
Tax holiday period (in years)	2 years	2 years
Subsidiaries in Shenzhen | Tax year 2019 to 2021 | PRC
Income taxes
Income tax rate (as a percent)	12.50%	12.50%
Hong Kong
Income taxes
Income tax rate (as a percent)	16.50%	16.50%
Income tax benefit (expense) | $					$ 0
PRC
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
Statute of limitations period (in years)	3 years	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years	5 years
Underpayment of tax liability listed as special circumstance | ¥		¥ 100,000
Statute of limitations period for related party transaction (in years)	10 years	10 years
Statute of limitations period for tax evasion (in years)	0 years	0 years
Qualified software enterprise | PRC
Income taxes
Number of subsidiary | subsidiary	1	1
Tax reduction (as a percent)	50.00%	50.00%
Tax reduction period (in years)	3 years	3 years